Land Use Rights	6 Months Ended
Dec. 31, 2017
Land Use Rights Disclosure [Abstract]
Land Use Rights Disclosure [Text Block]
Note 8 - Land Use Rights

	December 31, 2017	June 30, 2017
	(Unaudited)	(Audited)
Land use rights	$2,587,040	$2,497,728
Less: Accumulated amortization	(442,952)	(465,181)

Land use rights - net	$2,144,088	$2,032,547

Land use rights with net book value of approximately $1,682,602 and $1,595,295, respectively were used as collateral of short term bank borrowings as at December 31, 2017, and June 30, 2017.

The amortization expenses for the six months ended December 31, 2017, 2016 and 2015 were $24,701, $24,667 and $33,971, respectively.

Twelve months ending December 31,
2018	$49,401
2019	49,401
2020	49,401
2021	49,401
2022	49,401
Thereafter	1,897,083

Total	$2,144,088